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                 [Letterhead of Sutherland Asbill & Brennan LLP]

MARY JANE WILSON-BILIK
DIRECT LINE:  202.383.0660
Internet:  mjwilsonbilik@sablaw.com


                                   May 4, 2007



VIA EDGARLINK

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

        Re:    Farmers New World Life Insurance Company
               Farmers Annuity Separate Account A
               Post-Effective Amendment No. 9 to Form N-4 (File No. 333-85183)

Commissioners:

        On behalf of Farmers New World Life Insurance Company (the "Company") and Farmers Annuity Separate Account A (the "Separate Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the "Amendment") to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 25, 2007.

        If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                            Sincerely,

                                            /s/ Mary Jane Wilson-Bilik
                                            ------------------------------------
                                            Mary Jane Wilson-Bilik

cc:     James P. Brennan, Sr., Esq., Chief Compliance Officer
        Farmers New World Life Insurance Company